Condensed Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (4,510)	$ (632,172)	$ (1,923,605)
Interest earned on investment held in Trust Account		(3,664)	(1,969)
Cash Flows from Financing Activities:
Prepaid expenses		27,128	(74,078)
Accounts payable and accrued expenses		482,991	1,176,778
Net Cash Used in Operating Activities	(4,510)	(125,717)	(822,874)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account			(44,889,860)
Net Cash Used in Investing Activities			(44,889,860)
Proceeds from sale of units through public offering			40,000,000
Proceeds from sale of over-allotment units			4,889,860
Payment of underwriters’ discount			(897,797)
Payment of offering costs	(44,919)		(624,050)
Proceeds from sale of private placement shares			2,247,800
Proceeds from issuance of promissory note to related party	90,000	158,000	220,000
Repayment of promissory note to related party			(225,000)
Proceeds from related party loans			158,000
Repayment of related party loans			(28,000)
Net Cash Provided by Financing Activities	45,081	158,000	45,740,813
Net Change in Cash	40,571	32,283	28,079
Cash at beginning of period		28,079
Cash at end of period	40,571	$ 60,362	28,079
Supplemental Disclosure of Non-cash Financing Activities
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000		25,000
Offering costs paid by promissory note – related party	5,000		5,000
Accrued deferred offering costs	$ 197,268		282,320
Deferred underwriting compensation			1,571,145
Change in value of Class A ordinary shares subject to possible redemption			43,624,742
Allocation of offering costs to ordinary shares subject to redemption			3,309,341
Accretion of carrying value to redemption value			$ 4,574,459